Significant Non-Cash Transaction (Details) RM in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 USD ($)
Significant Non-Cash Transaction [Abstract]
Dividends	RM 6.9	$ 1.6	RM 37.0	$ 8.9
Dividend			37.0
Dividends received related party			34.8	8.4
Dividends received remainder			RM 2.2	$ 0.5